UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21611

Name of Fund: S&P 500(R) GEARED(SM) Fund Inc. (GRE)

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
     Officer, S&P 500(R) GEARED(SM) Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%                         3,900   Boeing Co.                                                $     290,043
                                                   2,100   General Dynamics Corp.                                          175,077
                                                     600   Goodrich Corp.                                                   34,506
                                                   3,800   Honeywell International, Inc.                                   214,396
                                                     678   L-3 Communications Holdings, Inc.                                74,132
                                                   1,800   Lockheed Martin Corp.                                           178,740
                                                   1,700   Northrop Grumman Corp.                                          132,277
                                                     700   Precision Castparts Corp.                                        71,456
                                                   2,200   Raytheon Co.                                                    142,142
                                                     800   Rockwell Collins, Inc.                                           45,720
                                                   5,000   United Technologies Corp.                                       344,100
                                                                                                                     -------------
                                                                                                                         1,702,589
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.0%                       900   C.H. Robinson Worldwide, Inc.                                    48,960
                                                   1,100   Expeditors International Washington, Inc.                        49,698
                                                   1,600   FedEx Corp.                                                     148,272
                                                   5,300   United Parcel Service, Inc. Class B                             387,006
                                                                                                                     -------------
                                                                                                                           633,936
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                    3,800   Southwest Airlines Co.                                           47,120
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                             1,200   The Goodyear Tire & Rubber Co. (a)                               30,960
                                                   3,000   Johnson Controls, Inc.                                          101,400
                                                                                                                     -------------
                                                                                                                           132,360
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                                11,500   Ford Motor Co. (a)                                               65,780
                                                   2,900   General Motors Corp.                                             55,245
                                                   1,300   Harley-Davidson, Inc.                                            48,750
                                                                                                                     -------------
                                                                                                                           169,775
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.4%                                   3,700   Anheuser-Busch Cos., Inc.                                       175,565
                                                     400   Brown-Forman Corp. Class B                                       26,488
                                                  10,200   The Coca-Cola Co.                                               620,874
                                                   1,400   Coca-Cola Enterprises, Inc.                                      33,880
                                                   1,000   Constellation Brands, Inc. Class A (a)                           17,670
                                                     700   Molson Coors Brewing Co. Class B                                 36,799
                                                     700   Pepsi Bottling Group, Inc.                                       23,737
                                                   8,200   PepsiCo, Inc.                                                   592,040
                                                                                                                     -------------
                                                                                                                         1,527,053
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                               5,500   Amgen, Inc. (a)                                                 229,790
                                                   1,500   Biogen Idec, Inc. (a)                                            92,535
                                                   2,200   Celgene Corp. (a)                                               134,838
                                                   1,400   Genzyme Corp. (a)                                               104,356
                                                   4,700   Gilead Sciences, Inc. (a)                                       242,191
                                                                                                                     -------------
                                                                                                                           803,710
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                           1,900   Masco Corp.                                                      37,677
                                                     900   Trane, Inc.                                                      41,310
                                                                                                                     -------------
                                                                                                                            78,987
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.8%                             1,000   American Capital Strategies Ltd.                                 34,160
                                                   1,220   Ameriprise Financial, Inc.                                       63,257

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   5,862   The Bank of New York Mellon Corp.                         $     244,621
                                                     600   The Bear Stearns Cos., Inc.                                       6,294
                                                   4,800   The Charles Schwab Corp.                                         90,384
                                                   2,400   E*Trade Financial Corp. (a)                                       9,264
                                                     400   Federated Investors, Inc. Class B                                15,664
                                                     800   Franklin Resources, Inc.                                         77,592
                                                   2,020   The Goldman Sachs Group, Inc.                                   334,088
                                                     800   Janus Capital Group, Inc.                                        18,616
                                                     700   Legg Mason, Inc.                                                 39,186
                                                   2,700   Lehman Brothers Holdings, Inc.                                  101,628
                                                   5,000   Merrill Lynch & Co., Inc. (b)                                   203,700
                                                   5,600   Morgan Stanley                                                  255,920
                                                   1,000   Northern Trust Corp.                                             66,470
                                                   2,000   State Street Corp.                                              158,000
                                                   1,300   T. Rowe Price Group, Inc.                                        65,000
                                                                                                                     -------------
                                                                                                                         1,783,844
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                                   1,100   Air Products & Chemicals, Inc.                                  101,200
                                                     300   Ashland, Inc.                                                    14,190
                                                   4,800   The Dow Chemical Co.                                            176,880
                                                   4,600   E.I. du Pont de Nemours & Co.                                   215,096
                                                     400   Eastman Chemical Co.                                             24,980
                                                     900   Ecolab, Inc.                                                     39,087
                                                     600   Hercules, Inc.                                                   10,974
                                                     400   International Flavors & Fragrances, Inc.                         17,620
                                                   2,800   Monsanto Co.                                                    312,200
                                                     800   PPG Industries, Inc.                                             48,408
                                                   1,600   Praxair, Inc.                                                   134,768
                                                     600   Rohm & Haas Co.                                                  32,448
                                                     700   Sigma-Aldrich Corp.                                              41,755
                                                                                                                     -------------
                                                                                                                         1,169,606
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.7%                            2,800   BB&T Corp.                                                       89,768
                                                     800   Comerica, Inc.                                                   28,064
                                                   2,700   Fifth Third Bancorp                                              56,484
                                                     600   First Horizon National Corp.                                      8,406
                                                   1,800   Huntington Bancshares, Inc.                                      19,350
                                                   2,000   KeyCorp                                                          43,900
                                                     400   M&T Bank Corp.                                                   32,192
                                                   1,399   Marshall & Ilsley Corp.                                          32,457
                                                   3,200   National City Corp.                                              31,840
                                                   1,700   The PNC Financial Services Group, Inc.                          111,469
                                                   3,575   Regions Financial Corp.                                          70,606
                                                   1,800   SunTrust Banks, Inc.                                             99,252
                                                   8,900   U.S. Bancorp                                                    288,004
                                                  10,112   Wachovia Corp.                                                  273,024

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                                  16,900   Wells Fargo & Co.                                         $     491,790
                                                     500   Zions Bancorporation                                             22,775
                                                                                                                     -------------
                                                                                                                         1,699,381
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                              1,700   Allied Waste Industries, Inc. (a)                                18,377
Supplies - 0.5%                                      500   Avery Dennison Corp.                                             24,625
                                                     700   Cintas Corp.                                                     19,978
                                                     700   Equifax, Inc.                                                    24,136
                                                     700   Monster Worldwide, Inc. (a)                                      16,947
                                                   1,100   Pitney Bowes, Inc.                                               38,522
                                                   1,100   R.R. Donnelley & Sons Co.                                        33,341
                                                     800   Robert Half International, Inc.                                  20,592
                                                   2,600   Waste Management, Inc.                                           87,256
                                                                                                                     -------------
                                                                                                                           283,774
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.4%                      428   Ciena Corp. (a)                                                  13,195
                                                  30,500   Cisco Systems, Inc. (a)                                         734,745
                                                   8,000   Corning, Inc.                                                   192,320
                                                   1,150   JDS Uniphase Corp. (a)                                           15,398
                                                   2,600   Juniper Networks, Inc. (a)                                       65,000
                                                  11,700   Motorola, Inc.                                                  108,810
                                                   8,300   QUALCOMM, Inc.                                                  340,300
                                                   2,200   Tellabs, Inc. (a)                                                11,990
                                                                                                                     -------------
                                                                                                                         1,481,758
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.1%                     4,500   Apple, Inc. (a)                                                 645,750
                                                  11,400   Dell, Inc. (a)                                                  227,088
                                                  10,800   EMC Corp. (a)                                                   154,872
                                                  12,700   Hewlett-Packard Co.                                             579,882
                                                   7,100   International Business Machines Corp.                           817,494
                                                     500   Lexmark International, Inc. Class A (a)                          15,360
                                                   1,800   NetApp, Inc. (a)                                                 36,090
                                                     700   QLogic Corp. (a)                                                 10,745
                                                   1,200   SanDisk Corp. (a)                                                27,084
                                                   4,200   Sun Microsystems, Inc. (a)                                       65,226
                                                     900   Teradata Corp. (a)                                               19,854
                                                                                                                     -------------
                                                                                                                         2,599,445
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%                    400   Fluor Corp.                                                      56,464
                                                     600   Jacobs Engineering Group, Inc. (a)                               44,154
                                                                                                                     -------------
                                                                                                                           100,618
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                        500   Vulcan Materials Co.                                             33,200
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%                            5,900   American Express Co.                                            257,948
                                                   1,900   Capital One Financial Corp.                                      93,518
                                                   2,400   Discover Financial Services, Inc.                                39,288
                                                   2,500   SLM Corp. (a)                                                    38,375
                                                                                                                     -------------
                                                                                                                           429,129
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                        500   Ball Corp.                                                       22,970
                                                     500   Bemis Co.                                                        12,715

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                                     700   Pactiv Corp. (a)                                          $      18,347
                                                     800   Sealed Air Corp.                                                 20,200
                                                                                                                     -------------
                                                                                                                            74,232
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                  900   Genuine Parts Co.                                                36,198
----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%                 700   Apollo Group, Inc. Class A (a)                                   30,240
                                                   1,600   H&R Block, Inc.                                                  33,216
                                                                                                                     -------------
                                                                                                                            63,456
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.0%             22,759   Bank of America Corp.                                           862,794
                                                   1,000   CIT Group, Inc.                                                  11,850
                                                     276   CME Group, Inc.                                                 129,472
                                                  26,700   Citigroup, Inc.                                                 571,914
                                                     400   IntercontinentalExchange, Inc. (a)                               52,200
                                                  17,400   JPMorgan Chase & Co.                                            747,330
                                                     800   Leucadia National Corp.                                          36,176
                                                   1,100   Moody's Corp.                                                    38,313
                                                   1,300   NYSE Euronext                                                    80,223
                                                                                                                     -------------
                                                                                                                         2,530,272
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                     30,901    AT&T Inc. (c)                                                1,183,508
Services - 3.0%                                      600   CenturyTel, Inc.                                                 19,944
                                                   1,700   Citizens Communications Co.                                      17,833
                                                     782   Embarq Corp.                                                     31,358
                                                   8,200   Qwest Communications International Inc.                          37,146
                                                  14,700   Verizon Communications, Inc.                                    535,815
                                                   2,408   Windstream Corp.                                                 28,776
                                                                                                                     -------------
                                                                                                                         1,854,380
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.0%                            800   Allegheny Energy, Inc.                                           40,400
                                                   2,000   American Electric Power Co., Inc.                                83,260
                                                   6,364   Duke Energy Corp.                                               113,597
                                                   1,600   Edison International                                             78,432
                                                   1,000   Entergy Corp.                                                   109,080
                                                   3,400   Exelon Corp.                                                    276,318
                                                   2,100   FPL Group, Inc.                                                 131,754
                                                   1,500   FirstEnergy Corp.                                               102,930
                                                   1,900   PPL Corp.                                                        87,248
                                                   1,100   Pepco Holdings, Inc.                                             27,192
                                                     500   Pinnacle West Capital Corp.                                      17,540
                                                   1,300   Progress Energy, Inc.                                            54,210
                                                   3,900   The Southern Co.                                                138,879
                                                                                                                     -------------
                                                                                                                         1,260,840
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                          900   Cooper Industries Ltd. Class A                                   36,135
                                                   4,000   Emerson Electric Co.                                            205,840
                                                     800   Rockwell Automation, Inc.                                        45,936
                                                                                                                     -------------
                                                                                                                           287,911
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                             1,919   Agilent Technologies, Inc. (a)                                   57,244
Instruments - 0.3%                                 1,000   Jabil Circuit, Inc.                                               9,460

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                                     700   Molex, Inc.                                               $      16,212
                                                   2,500   Tyco Electronics Ltd.                                            85,800
                                                                                                                     -------------
                                                                                                                           168,716
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.5%                 1,500   BJ Services Co.                                                  42,765
                                                   1,600   Baker Hughes, Inc.                                              109,600
                                                   1,100   Cameron International Corp. (a)                                  45,804
                                                     700   ENSCO International, Inc.                                        43,834
                                                   4,500   Halliburton Co.                                                 176,985
                                                   1,400   Nabors Industries Ltd. (a)                                       47,278
                                                   1,814   National Oilwell Varco, Inc. (a)                                105,901
                                                   1,400   Noble Corp.                                                      69,538
                                                     500   Rowan Cos., Inc.                                                 20,590
                                                   6,100   Schlumberger Ltd.                                               530,700
                                                   1,000   Smith International, Inc.                                        64,230
                                                   1,578   Transocean, Inc.                                                213,346
                                                   1,700   Weatherford International Ltd. (a)                              123,199
                                                                                                                     -------------
                                                                                                                         1,593,770
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.5%                    7,375   CVS Caremark Corp.                                              298,761
                                                   2,200   Costco Wholesale Corp.                                          142,934
                                                   3,500   The Kroger Co.                                                   88,900
                                                   1,046   SUPERVALU, Inc.                                                  31,359
                                                   3,100   SYSCO Corp.                                                      89,962
                                                   2,200   Safeway, Inc.                                                    64,570
                                                  12,100   Wal-Mart Stores, Inc.                                           637,428
                                                   5,000   Walgreen Co.                                                    190,450
                                                     700   Whole Foods Market, Inc.                                         23,079
                                                                                                                     -------------
                                                                                                                         1,567,443
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.5%                               3,300   Archer-Daniels-Midland Co.                                      135,828
                                                   1,100   Campbell Soup Co.                                                37,345
                                                   2,500   ConAgra Foods, Inc.                                              59,875
                                                     700   Dean Foods Co.                                                   14,063
                                                   1,700   General Mills, Inc.                                             101,796
                                                   1,600   H.J. Heinz Co.                                                   75,152
                                                     900   The Hershey Co.                                                  33,903
                                                   1,300   Kellogg Co.                                                      68,328
                                                   7,835   Kraft Foods, Inc.                                               242,963
                                                     700   McCormick & Co., Inc.                                            25,879
                                                   3,700   Sara Lee Corp.                                                   51,726
                                                   1,400   Tyson Foods, Inc. Class A                                        22,330
                                                   1,125   Wm. Wrigley Jr. Co.                                              70,695
                                                                                                                     -------------
                                                                                                                           939,883
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                                 200   Nicor, Inc.                                                       6,702
                                                     900   Questar Corp.                                                    50,904
                                                                                                                     -------------
                                                                                                                            57,606
----------------------------------------------------------------------------------------------------------------------------------

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                            3,200   Baxter International, Inc.                                $     185,024
Supplies - 1.8%                                    1,200   Becton Dickinson & Co.                                          103,020
                                                   6,871   Boston Scientific Corp. (a)                                      88,430
                                                     500   C.R. Bard, Inc.                                                  48,200
                                                   2,500   Covidien Ltd.                                                   110,625
                                                     800   Hospira, Inc. (a)                                                34,216
                                                   5,800   Medtronic, Inc.                                                 280,546
                                                   1,700   St. Jude Medical, Inc. (a)                                       73,423
                                                   1,200   Stryker Corp.                                                    78,060
                                                     600   Varian Medical Systems, Inc. (a)                                 28,104
                                                   1,200   Zimmer Holdings, Inc. (a)                                        93,432
                                                                                                                     -------------
                                                                                                                         1,123,080
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                            2,600   Aetna, Inc.                                                     109,434
Services - 1.8%                                      900   AmerisourceBergen Corp.                                          36,882
                                                   1,800   Cardinal Health, Inc.                                            94,518
                                                   1,400   Cigna Corp.                                                      56,798
                                                     750   Coventry Health Care, Inc. (a)                                   30,262
                                                   1,300   Express Scripts, Inc. (a)                                        83,616
                                                     900   Humana, Inc. (a)                                                 40,374
                                                     600   Laboratory Corp. of America Holdings (a)                         44,208
                                                   1,500   McKesson Corp.                                                   78,555
                                                   2,700   Medco Health Solutions, Inc. (a)                                118,233
                                                     700   Patterson Cos., Inc. (a)                                         25,410
                                                     800   Quest Diagnostics, Inc.                                          36,216
                                                   2,500   Tenet Healthcare Corp. (a)                                       14,150
                                                   6,400   UnitedHealth Group, Inc.                                        219,904
                                                   2,800   WellPoint, Inc. (a)                                             123,564
                                                                                                                     -------------
                                                                                                                         1,112,124
----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                      1,000   IMS Health, Inc.                                                 21,010
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                              2,200   Carnival Corp.                                                   89,056
Leisure - 1.3%                                       700   Darden Restaurants, Inc.                                         22,785
                                                   1,600   International Game Technology                                    64,336
                                                   1,600   Marriott International, Inc. Class A                             54,976
                                                   5,900   McDonald's Corp.                                                329,043
                                                   3,800   Starbucks Corp. (a)                                              66,500
                                                   1,000   Starwood Hotels & Resorts Worldwide, Inc.                        51,750
                                                     400   Wendy's International, Inc.                                       9,224
                                                     860   Wyndham Worldwide Corp.                                          17,785
                                                   2,500   Yum! Brands, Inc.                                                93,025
                                                                                                                     -------------
                                                                                                                           798,480
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                            300   Black & Decker Corp.                                             19,830
                                                     600   Centex Corp.                                                     14,526
                                                   1,400   D.R. Horton, Inc.                                                22,050
                                                     800   Fortune Brands, Inc.                                             55,600

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                                     300   Harman International Industries, Inc.                     $      13,062
                                                     400   KB Home                                                           9,892
                                                     900   Leggett & Platt, Inc.                                            13,725
                                                     697   Lennar Corp. Class A                                             13,111
                                                   1,400   Newell Rubbermaid, Inc.                                          32,018
                                                   1,200   Pulte Homes, Inc.                                                17,460
                                                     300   Snap-On, Inc.                                                    15,255
                                                     400   The Stanley Works                                                19,048
                                                     407   Whirlpool Corp.                                                  35,319
                                                                                                                     -------------
                                                                                                                           280,896
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.4%                            700   Clorox Co.                                                       39,648
                                                   2,600   Colgate-Palmolive Co.                                           202,566
                                                   2,100   Kimberly-Clark Corp.                                            135,555
                                                  15,802   The Procter & Gamble Co.                                      1,107,246
                                                                                                                     -------------
                                                                                                                         1,485,015
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                                   500   Affiliated Computer Services, Inc. Class A (a)                   25,055
                                                   2,600   Automatic Data Processing, Inc.                                 110,214
                                                   1,500   Cognizant Technology Solutions Corp. (a)                         43,245
                                                     900   Computer Sciences Corp. (a)                                      36,711
                                                     700   Convergys Corp. (a)                                              10,542
                                                   2,600   Electronic Data Systems Corp.                                    43,290
                                                     900   Fidelity National Information Services, Inc.                     34,326
                                                     800   Fiserv, Inc. (a)                                                 38,472
                                                   1,700   Paychex, Inc.                                                    58,242
                                                   1,000   Total System Services, Inc.                                      23,660
                                                   1,900   Unisys Corp. (a)                                                  8,417
                                                   3,900   The Western Union Co.                                            82,953
                                                                                                                     -------------
                                                                                                                           515,127
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                      3,400   The AES Corp. (a)                                                56,678
Energy Traders - 0.2%                                900   Constellation Energy Group, Inc.                                 79,443
                                                   2,500   Dynegy, Inc. Class A (a)                                         19,725
                                                                                                                     -------------
                                                                                                                           155,846
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.8%                    3,600   3M Co.                                                          284,940
                                                  51,100   General Electric Co.                                          1,891,211
                                                   1,300   Textron, Inc.                                                    72,046
                                                   2,500   Tyco International Ltd.                                         110,125
                                                                                                                     -------------
                                                                                                                         2,358,322
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.8%                                   1,700   ACE Ltd.                                                         93,602
                                                   1,400   AMBAC Financial Group, Inc.                                       8,050
                                                   1,500   AON Corp.                                                        60,300
                                                   2,500   Aflac, Inc.                                                     162,375
                                                   2,900   The Allstate Corp.                                              139,374
                                                  12,900   American International Group, Inc.                              557,925
                                                     500   Assurant, Inc.                                                   30,430

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   1,900   Chubb Corp.                                               $      94,012
                                                     890   Cincinnati Financial Corp.                                       33,856
                                                   2,200   Genworth Financial, Inc. Class A                                 49,808
                                                   1,600   Hartford Financial Services Group, Inc.                         121,232
                                                   1,368   Lincoln National Corp.                                           71,136
                                                   2,200   Loews Corp.                                                      88,484
                                                   1,100   MBIA, Inc.                                                       13,442
                                                   2,700   Marsh & McLennan Cos., Inc.                                      65,745
                                                   3,700   MetLife, Inc.                                                   222,962
                                                   1,300   Principal Financial Group, Inc.                                  72,436
                                                   3,700   The Progressive Corp.                                            59,459
                                                   2,300   Prudential Financial, Inc.                                      179,975
                                                     500   Safeco Corp.                                                     21,940
                                                     500   Torchmark Corp.                                                  30,055
                                                   3,200   The Travelers Cos., Inc.                                        153,120
                                                   1,800   UnumProvident Corp.                                              39,618
                                                     900   XL Capital Ltd. Class A                                          26,595
                                                                                                                     -------------
                                                                                                                         2,395,931
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%                   1,600   Amazon.com, Inc. (a)                                            114,080
                                                   1,100   Expedia, Inc. (a)                                                24,079
                                                   1,000   IAC/InterActiveCorp (a)                                          20,760
                                                                                                                     -------------
                                                                                                                           158,919
----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                                  800   Akamai Technologies, Inc. (a)                                    22,528
Services - 1.5%                                    5,700   eBay, Inc. (a)                                                  170,088
                                                   1,190   Google, Inc. Class A (a)                                        524,159
                                                   1,100   VeriSign, Inc. (a)                                               36,564
                                                   6,800   Yahoo! Inc. (a)                                                 196,724
                                                                                                                     -------------
                                                                                                                           950,063
----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                                  400   Brunswick Corp.                                                   6,388
Products - 0.1%                                    1,500   Eastman Kodak Co.                                                26,505
                                                     800   Hasbro, Inc.                                                     22,320
                                                   1,900   Mattel, Inc.                                                     37,810
                                                                                                                     -------------
                                                                                                                            93,023
----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                                900   Applera Corp. - Applied Biosystems Group                         29,574
Services - 0.3%                                      300   Millipore Corp. (a)                                              20,223
                                                     600   PerkinElmer, Inc.                                                14,550
                                                   2,200   Thermo Fisher Scientific, Inc. (a)                              125,048
                                                     500   Waters Corp. (a)                                                 27,850
                                                                                                                     -------------
                                                                                                                           217,245
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.8%                                   3,200   Caterpillar, Inc.                                               250,528
                                                   1,000   Cummins, Inc.                                                    46,820
                                                   1,300   Danaher Corp.                                                    98,839
                                                   2,200   Deere & Co.                                                     176,968
                                                   1,000   Dover Corp.                                                      41,780

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                                     700   Eaton Corp.                                               $      55,769
                                                     900   ITT Corp.                                                        46,629
                                                   2,100   Illinois Tool Works, Inc.                                       101,283
                                                   1,400   Ingersoll-Rand Co. Class A                                       62,412
                                                     700   Manitowoc Co.                                                    28,560
                                                   1,850   PACCAR, Inc.                                                     83,250
                                                     600   Pall Corp.                                                       21,042
                                                     900   Parker Hannifin Corp.                                            62,343
                                                     500   Terex Corp. (a)                                                  31,250
                                                                                                                     -------------
                                                                                                                         1,107,473
----------------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                                       3,450   CBS Corp. Class B                                                76,176
                                                   2,600   Clear Channel Communications, Inc.                               75,972
                                                  15,450   Comcast Corp. Class A                                           298,803
                                                   3,700   The DIRECTV Group, Inc. (a)                                      91,723
                                                     500   The E.W. Scripps Co. Class A                                     21,005
                                                   1,200   Gannett Co., Inc.                                                34,860
                                                   2,400   Interpublic Group of Cos., Inc. (a)                              20,184
                                                   1,700   The McGraw-Hill Cos., Inc.                                       62,815
                                                     200   Meredith Corp.                                                    7,650
                                                     700   The New York Times Co. Class A                                   13,216
                                                  11,700   News Corp. Class A                                              219,375
                                                   1,700   Omnicom Group Inc.                                               75,106
                                                  18,400   Time Warner, Inc.                                               257,968
                                                   3,350   Viacom, Inc. Class B (a)                                        132,727
                                                   9,700   Walt Disney Co.                                                 304,386
                                                      28   The Washington Post Co. Class B                                  18,522
                                                                                                                     -------------
                                                                                                                         1,710,488
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%                             4,200   Alcoa, Inc.                                                     151,452
                                                     500   Allegheny Technologies, Inc.                                     35,680
                                                   1,937   Freeport-McMoRan Copper & Gold, Inc. Class B                    186,378
                                                   2,300   Newmont Mining Corp.                                            104,190
                                                   1,500   Nucor Corp.                                                     101,610
                                                     500   Titanium Metals Corp.                                             7,525
                                                     600   United States Steel Corp.                                        76,122
                                                                                                                     -------------
                                                                                                                           662,957
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                             1,000   Ameren Corp.                                                     44,040
                                                   1,100   CMS Energy Corp.                                                 14,894
                                                   1,600   CenterPoint Energy, Inc.                                         22,832
                                                   1,400   Consolidated Edison, Inc.                                        55,580
                                                     900   DTE Energy Co.                                                   35,001
                                                   3,000   Dominion Resources, Inc.                                        122,520
                                                     365   Integrys Energy Group, Inc.                                      17,024
                                                   1,400   NiSource, Inc.                                                   24,136
                                                   1,800   PG&E Corp.                                                       66,276

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   2,600   Public Service Enterprise Group, Inc.                     $     104,494
                                                   1,300   Sempra Energy                                                    69,264
                                                   1,100   TECO Energy, Inc.                                                17,545
                                                   2,100   Xcel Energy, Inc.                                                41,895
                                                                                                                     -------------
                                                                                                                           635,501
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.8%                              500   Big Lots, Inc. (a)                                               11,150
                                                     300   Dillard's, Inc. Class A                                           5,163
                                                     700   Family Dollar Stores, Inc.                                       13,650
                                                   1,100   J.C. Penney Co., Inc.                                            41,481
                                                   1,600   Kohl's Corp. (a)                                                 68,624
                                                   2,166   Macy's, Inc.                                                     49,948
                                                     900   Nordstrom, Inc.                                                  29,340
                                                     381   Sears Holdings Corp. (a)                                         38,896
                                                   4,200   Target Corp.                                                    212,856
                                                                                                                     -------------
                                                                                                                           471,108
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                          4,700   Xerox Corp.                                                      70,359
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                              2,400   Anadarko Petroleum Corp.                                        151,272
Fuels - 9.9%                                       1,700   Apache Corp.                                                    205,394
                                                   2,300   Chesapeake Energy Corp.                                         106,145
                                                  10,691   Chevron Corp.                                                   912,584
                                                   8,008   ConocoPhillips                                                  610,290
                                                     900   Consol Energy, Inc.                                              62,271
                                                   2,300   Devon Energy Corp.                                              239,959
                                                   1,300   EOG Resources, Inc.                                             156,000
                                                   3,500   El Paso Corp.                                                    58,240
                                                  27,400   Exxon Mobil Corp.                                             2,317,492
                                                   1,400   Hess Corp.                                                      123,452
                                                   3,572   Marathon Oil Corp.                                              162,883
                                                   1,000   Murphy Oil Corp.                                                 82,140
                                                     900   Noble Energy, Inc.                                               65,520
                                                   4,200   Occidental Petroleum Corp.                                      307,314
                                                   1,400   Peabody Energy Corp.                                             71,400
                                                     800   Range Resources Corp.                                            50,760
                                                   3,182   Spectra Energy Corp.                                             72,391
                                                     600   Sunoco, Inc.                                                     31,482
                                                     700   Tesoro Corp.                                                     21,000
                                                   2,800   Valero Energy Corp.                                             137,508
                                                   3,000   Williams Cos., Inc.                                              98,940
                                                   2,616   XTO Energy, Inc.                                                161,826
                                                                                                                     -------------
                                                                                                                         6,206,263
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                     2,200   International Paper Co.                                          59,840
                                                     900   MeadWestvaco Corp.                                               24,498
                                                   1,100   Weyerhaeuser Co.                                                 71,544
                                                                                                                     -------------
                                                                                                                           155,882
----------------------------------------------------------------------------------------------------------------------------------

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                           2,200   Avon Products, Inc.                                       $      86,988
                                                     600   The Estee Lauder Cos., Inc. Class A                              27,510
                                                                                                                     -------------
                                                                                                                           114,498
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.8%                             7,900   Abbott Laboratories                                             435,685
                                                   1,600   Allergan, Inc.                                                   90,224
                                                     500   Barr Pharmaceuticals, Inc. (a)                                   24,155
                                                  10,100   Bristol-Myers Squibb Co.                                        215,130
                                                   5,100   Eli Lilly & Co.                                                 263,109
                                                   1,600   Forest Laboratories, Inc. (a)                                    64,016
                                                  14,500   Johnson & Johnson                                               940,615
                                                   1,200   King Pharmaceuticals, Inc. (a)                                   10,440
                                                  11,100   Merck & Co., Inc.                                               421,245
                                                   1,500   Mylan, Inc.                                                      17,400
                                                  34,600   Pfizer, Inc.                                                    724,178
                                                   8,300   Schering-Plough Corp.                                           119,603
                                                     500   Watson Pharmaceuticals, Inc. (a)                                 14,660
                                                   6,900   Wyeth                                                           288,144
                                                                                                                     -------------
                                                                                                                         3,628,604
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                        521   artment Investment & Management Co. Class A                      18,657
(REITs) - 1.1%                                       400   AvalonBay Communities, Inc.                                      38,608
                                                     600   Boston Properties, Inc.                                          55,242
                                                     600   Developers Diversified Realty Corp.                              25,128
                                                   1,400   Equity Residential                                               58,086
                                                   1,200   General Growth Properties, Inc.                                  45,804
                                                   1,100   HCP, Inc.                                                        37,191
                                                   2,600   Host Marriott Corp.                                              41,392
                                                   1,300   Kimco Realty Corp.                                               50,921
                                                     900   Plum Creek Timber Co., Inc.                                      36,630
                                                   1,300   ProLogis                                                         76,518
                                                     600   Public Storage                                                   53,172
                                                   1,100   Simon Property Group, Inc.                                      102,201
                                                     700   Vornado Realty Trust                                             60,347
                                                                                                                     -------------
                                                                                                                           699,897
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                             900    Richard Ellis Group, Inc. (a)                                   19,476
Development - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                                 1,500   Burlington Northern Santa Fe Corp.                              138,330
                                                   2,100   CSX Corp.                                                       117,747
                                                   2,000   Norfolk Southern Corp.                                          108,640
                                                     300   Ryder System, Inc.                                               18,273
                                                   1,300   Union Pacific Corp.                                             162,994
                                                                                                                     -------------
                                                                                                                           545,984
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                     3,200   Advanced Micro Devices, Inc. (a)                                 18,848
Equipment - 2.3%                                   1,600   Altera Corp.                                                     29,488
                                                   1,600   Analog Devices, Inc.                                             47,232

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   7,000   Applied Materials, Inc.                                   $     136,570
                                                   2,350   Broadcom Corp. Class A (a)                                       45,284
                                                  29,600   Intel Corp.                                                     626,928
                                                   1,000   KLA-Tencor Corp.                                                 37,100
                                                   3,700   LSI Corp. (a)                                                    18,315
                                                   1,100   Linear Technology Corp.                                          33,759
                                                   1,200   MEMC Electronic Materials, Inc. (a)                              85,080
                                                   1,000   Microchip Technology, Inc.                                       32,730
                                                   3,800   Micron Technology, Inc. (a)                                      22,686
                                                   1,200   National Semiconductor Corp.                                     21,984
                                                     600   Novellus Systems, Inc. (a)                                       12,630
                                                   2,750   Nvidia Corp. (a)                                                 54,423
                                                     900   Teradyne, Inc. (a)                                               11,178
                                                   6,700   Texas Instruments, Inc.                                         189,409
                                                   1,500   Xilinx, Inc.                                                     35,625
                                                                                                                     -------------
                                                                                                                         1,459,269
----------------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                                    3,000   Adobe Systems, Inc. (a)                                         106,770
                                                   1,200   Autodesk, Inc. (a)                                               37,776
                                                   1,000   BMC Software, Inc. (a)                                           32,520
                                                   2,000   CA, Inc.                                                         45,000
                                                     900   Citrix Systems, Inc. (a)                                         26,397
                                                   1,500   Compuware Corp. (a)                                              11,010
                                                   1,600   Electronic Arts, Inc. (a)                                        79,872
                                                   1,700   Intuit, Inc. (a)                                                 45,917
                                                  41,000   Microsoft Corp.                                               1,163,580
                                                   1,800   Novell, Inc. (a)                                                 11,322
                                                  20,300   Oracle Corp. (a)                                                397,068
                                                   4,483   Symantec Corp. (a)                                               74,507
                                                                                                                     -------------
                                                                                                                         2,031,739
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.5%                              400   Abercrombie & Fitch Co. Class A                                  29,256
                                                     705   AutoNation, Inc. (a)                                             10,554
                                                     200   AutoZone, Inc. (a)                                               22,766
                                                   1,400   Bed Bath & Beyond, Inc. (a)                                      41,300
                                                   1,800   Best Buy Co., Inc.                                               74,628
                                                     800   GameStop Corp. Class A (a)                                       41,368
                                                   2,400   The Gap, Inc.                                                    47,232
                                                   8,600   Home Depot, Inc.                                                240,542
                                                   1,600   Limited Brands, Inc.                                             27,360
                                                   7,400   Lowe's Cos., Inc.                                               169,756
                                                   1,400   Office Depot, Inc. (a)                                           15,470
                                                     400   OfficeMax, Inc.                                                   7,656
                                                     700   RadioShack Corp.                                                 11,375
                                                     500   The Sherwin-Williams Co.                                         25,520
                                                   3,650   Staples, Inc.                                                    80,702

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Common Stocks                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   2,200   TJX Cos., Inc.                                            $      72,754
                                                     700   Tiffany & Co.                                                    29,288
                                                                                                                     -------------
                                                                                                                           947,527
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                         1,800   Coach, Inc. (a)                                                  54,270
Goods - 0.4%                                         500   Jones Apparel Group, Inc.                                         6,710
                                                     500   Liz Claiborne, Inc.                                               9,075
                                                   2,000   Nike, Inc. Class B                                              136,000
                                                     300   Polo Ralph Lauren Corp.                                          17,487
                                                     400   VF Corp.                                                         31,004
                                                                                                                     -------------
                                                                                                                           254,546
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                                 2,900   Countrywide Financial Corp.                                      15,950
Finance - 0.6%                                     5,000   Fannie Mae                                                      131,600
                                                   3,300   Freddie Mac                                                      83,556
                                                   2,700   Hudson City Bancorp, Inc.                                        47,736
                                                     400   MGIC Investment Corp.                                             4,212
                                                   1,770   Sovereign Bancorp, Inc.                                          16,496
                                                   4,461   Washington Mutual, Inc.                                          45,948
                                                                                                                     -------------
                                                                                                                           345,498
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                                    10,800   Altria Group, Inc.                                              239,760
                                                  10,800   Philip Morris International, Inc. (a)                           546,264
                                                     900   Reynolds American, Inc.                                          53,127
                                                     800   UST, Inc.                                                        43,616
                                                                                                                     -------------
                                                                                                                           882,767
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                                  400   W.W. Grainger, Inc.                                              30,556
Distributors - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                         2,100   American Tower Corp. Class A (a)                                 82,341
Services - 0.3%                                   14,452   Sprint Nextel Corp.                                              96,684
                                                                                                                     -------------
                                                                                                                           179,025
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks
                                                           (Cost - $50,957,161) - 94.0%                                 58,935,490
----------------------------------------------------------------------------------------------------------------------------------

                                                    Face
                                                  Amount   Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 6.7%                         $ 4,210,662   State Street Bank & Trust Co., 1.25% due 4/01/2008            4,210,662
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities
                                                           (Cost - $4,210,662) - 6.7%                                    4,210,662
----------------------------------------------------------------------------------------------------------------------------------

                                               Number of
                                               Contracts   Options Purchased
----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                            59,587   S&P 500 INDEX, expiring November 2008 at
                                                           USD 1,502.17, Deutsche Bank AG                                1,619,852
                                                  33,285   S&P 500 INDEX, expiring November 2008 at
                                                           USD 1,502.17, HSBC Securities                                   898,300
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Options Purchased
                                                           (Premiums Paid - $14,124,612) - 4.0%                          2,518,152
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments Before Investments
                                                           Sold Short and Options Written
                                                           (Cost - $69,292,435*) - 104.7%                               65,664,304
----------------------------------------------------------------------------------------------------------------------------------

S&P 500 GEARED Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                  Shares
Industry                                            Held   Investments Sold Short                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                                                   (240)   Fairpoint Communications Inc.                             $      (2,164)
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments Sold Short
                                                           (Proceeds - $2,081) - (0.0%)                                     (2,164)
----------------------------------------------------------------------------------------------------------------------------------

                                               Number of
                                               Contracts   Options Written
----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                              89,380   S&P 500 INDEX, expiring November 2008 at
                                                           USD 1,592.60, Deutsche Bank AG                                 (954,881)
                                                  49,928   S&P 500 INDEX, expiring November 2008 at
                                                           USD 1,592.30, HSBC Securities                                  (524,025)
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Options Written
                                                           (Premiums Received - $14,124,612) - (2.4%)                   (1,478,906)
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments, Net of Investments
                                                           Sold Short and Options Written
                                                           (Cost - $55,165,742) - 102.3%                                64,183,234

                                                           Liabilities in Excess of Other Assets - (2.3%)               (1,460,072)
                                                                                                                     -------------
                                                           Net Assets - 100.0%                                       $  62,723,162
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                               $ 55,173,894
                                                                   ============
      Gross unrealized appreciation                                $ 16,124,787
      Gross unrealized depreciation                                  (5,634,377)
                                                                   ------------
      Net unrealized appreciation                                  $ 10,490,410
                                                                   ============
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      -------------------------------------------------------------------------
                                    Purchase     Sale  Realized        Dividend
      Affiliate                       Cost       Cost    Gain           Income
      -------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.    $ 28,108      -       -             $ 1,540
      -------------------------------------------------------------------------
(c) All or a portion of security held as collateral in connection with open financial futures contracts.
o     Financial futures contracts purchased as of March 31, 2008 were as follows:
      -------------------------------------------------------------------------
      Number of                    Expiration       Face            Unrealized
      Contracts     Issue             Date          Value          Appreciation
      -------------------------------------------------------------------------
             7   S&P 500 Index      June 2008    $ 2,265,402        $ 51,598
      -------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

S&P 500 Geared Fund Inc.

o Effective January 1, 2008, S&P 500 Geared Fund Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market - corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                Investments in                   Other Financial
   Valuation Inputs               Securities                       Instruments*
--------------------------------------------------------------------------------
Level 1                          $ 63,143,988                        $    51,598
Level 2                                    --                          1,039,246
Level 3                                    --                                 --
--------------------------------------------------------------------------------
Total                            $ 63,143,988                        $ 1,090,844
================================================================================
* Other financial instruments are derivative instruments such as options and futures.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) GEARED(SM) Fund Inc.


By: /s/ Mitchell M. Cox
    ----------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ----------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 21, 2008


By: /s/ James E. Hillman
    ----------------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 21, 2008